Guggenheim Macro Opportunities Fund Investment Objectives and Goals - A C Inst P Shares [Member] - Guggenheim Macro Opportunities Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Guggenheim Macro Opportunities Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Guggenheim Macro Opportunities Fund (the “Fund”) seeks to provide total return, comprised of current income and capital appreciation.